TRANSITION PERIOD FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2016
Transition Period Financial Information
TRANSITION PERIOD FINANCIAL INFORMATION

NOTE 17 – TRANSITION PERIOD FINANCIAL INFORMATION

In 2016, the Company changed its fiscal year to end on December 31st each year, effective January 1, 2016. The following table presents selected financial data for the transition period, the three months ended and as of December 31, 2015, and three months ended and as of December 31, 2014, (in thousands, except per share data):

	Three Month Ended December 31,
	2015	2014
		(unaudited)
Consolidated Statement of Operations data:
General and administrative expenses	$1,106	$827
Other losses	—	19
Financial expenses. net	144	468
Equity Losses in Nonconsolidated Subsidiaries	38	—
Net Loss	$1,288	$1,314

Net loss per common share – basic and diluted	$(0.95)	$(3.35)
Weighted average shares outstanding during the period (basic and diluted)	1,361,628	392,552

Consolidated Balance Sheet (as of December 31, 2014, Unaudited):
Total Current Assets	$404
Total Non-Current Assets	509
Total Assets	$913

Total Current liabilities	$1,234
Long Tern Bank Loan	126
Total stockholders’ equity	(447)
Total Liabilities and stockholders’ deficit	$913